ALLEGIANT FUNDS

                              LARGE CAP VALUE FUND

                               A, B, and C Shares

   Supplement dated December 6, 2005 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 90 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Andrew Shipman, CFA                        Mr. Shipman is responsible for portfolio management of the Allegiant Large
Portfolio Manager                          Cap Value Fund.
Years with the Adviser: less than 1
Industry Experience: 12 years              Mr. Shipman joined the Adviser in November 2005. From 2002 to 2005,
                                           Mr. Shipman served as an Associate Partner/Portfolio Manager at INVESCO
                                           Institutional (N.A.), Inc.  Prior to that, he was an Equity Research
                                           Analyst with Credit Suisse First Boston (2001) and a Vice President/Senior
                                           Equity Research Analyst at Morgan Keegan & Co. (1996 to 2000).
------------------------------------------ ----------------------------------------------------------------------------


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                              LARGE CAP VALUE FUND

                                    I Shares

   Supplement dated December 6, 2005 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 87 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Andrew Shipman, CFA                        Mr. Shipman is responsible for portfolio management of the Allegiant Large
Portfolio Manager                          Cap Value Fund.
Years with the Adviser: less than 1
Industry Experience: 12 years              Mr. Shipman joined the Adviser in November 2005. From 2002 to 2005,
                                           Mr.Shipman served as an Associate Partner/Portfolio Manager at INVESCO
                                           Institutional (N.A.), Inc.  Prior to that, he was an Equity Research
                                           Analyst with Credit Suisse First Boston (2001) and a Vice President/Senior
                                           Equity Research Analyst at Morgan Keegan & Co. (1996 to 2000).
------------------------------------------ ----------------------------------------------------------------------------




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                              LARGE CAP VALUE FUND

                                    R Shares

   Supplement dated December 6, 2005 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 81 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Andrew Shipman, CFA                        Mr. Shipman is responsible for portfolio management of the Allegiant Large
Portfolio Manager                          Cap Value Fund.
Years with the Adviser: less than 1
Industry Experience: 12 years              Mr. Shipman joined the Adviser in November 2005. From 2002 to 2005,
                                           Mr. Shipman served as an Associate Partner/Portfolio Manager at INVESCO
                                           Institutional (N.A.), Inc.  Prior to that, he was an Equity Research
                                           Analyst with Credit Suisse First Boston (2001) and a Vice President/Senior
                                           Equity Research Analyst at Morgan Keegan & Co. (1996 to 2000).
------------------------------------------ ----------------------------------------------------------------------------




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE